To the Shareholders and Board of
Trustees of MA Specialty Credit Income
Fund

In planning and performing our
audit of the financial statements of
MA Specialty Credit Income Fund
(the  Fund ) as of and for the year
ended December 31, 2025, in
accordance with the standards of
the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund s
internal control over financial
reporting, including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund s internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A fund s internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles (GAAP). A
fund s internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with GAAP, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
fund s assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the Fund s
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund s
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund s internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of December
31, 2025.

This report is intended solely for the
information and use of management
and the Board of Trustees of the
Fund and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2025